Consolidated Balance Sheets - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 3,691,420	€ 29,794,856	€ 37,240,162
Marketable securities	15,084,284
Prepaid expenses and other current assets	2,480,554	1,926,512	1,519,023
Total current assets	21,256,258	31,721,368	38,759,185
Non-current assets
Fixed assets, net	82,977	111,639	23,090
Total non-current assets	1,090,887	1,716,492	1,267,655
Total assets	22,347,145	33,437,860	40,026,840
Current liabilities
Other current liabilities	255,062	297,875	100,719
Total current liabilities	1,735,639	2,183,513	1,135,039
Non-current liabilities
Other non-current liabilities	14,594	27,218
Retirement benefit obligation	164,655	88,963	30,618
Total long-term liabilities	179,249	116,181	30,618
Commitments and contingencies
Shareholders’ equity
Ordinary shares, no par value, 59,700,000 shares authorized at December 31, 2023 and 2022, respectively; 18,216,958 and 18,216,858 shares issued and outstanding at December 31, 2023 and 2022, respectively	67,344,140	66,603,725	65,880,990
Accumulated deficit	(47,143,025)	(35,465,559)	(27,019,807)
Accumulated other comprehensive income	231,142
Total quotaholders’ and shareholders’ equity	20,432,257	31,138,166	38,861,183
Total liabilities and shareholders’ equity	22,347,145	33,437,860	40,026,840
Nonrelated Party [Member]
Non-current assets
Other non-current assets	1,004,560	1,601,503	1,241,215
Current liabilities
Accounts payable	294,975	1,042,054	164,819
Accrued expenses	153,136	202,389	712,313
Related Party [Member]
Non-current assets
Other non-current assets	3,350	3,350	3,350
Current liabilities
Accounts payable	170,888	151,988	25,047
Accrued expenses	€ 861,578	€ 489,207	€ 132,141